Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2014
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Prepaid Expenses and Other Current Assets Disclosure

3. PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of:

	December 31, 2013	December 31, 2014

Prepaid expenses	218,420	192,379
Staff advances and other receivables	54,254	186,950
Advances to suppliers	113,293	111,026
	385,967	490,355